Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Operating Lease Payments
As of December 31, 2021, total future commitments on non-cancelable operating leases with a minimum remaining term in excess of one year are as follows:

2022	$9,428
2023	8,494
2024	6,845
2025	5,129
2026	4,182
Thereafter	3,720
Total	$37,798